Earnings Per Share - Disclosure of Detailed Information About Earning Loss Per Share (Details) - NZD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Earnings per share from loss from continuing operations attributable to the ordinary equity holders of Naked Brand Group Limited
From continuing operations attributable to the ordinary equity holders of the company	$ (0.52)	$ (1.28)
Total basic and diluted loss per share attributable to the ordinary equity holders of the company	$ (0.52)	$ (1.28)
Loss attributable to the ordinary equity holders of the company used in calculating basic earnings per share:	$ (27,215)	$ (26,515)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	55,007,126	20,692,359